INCOME TAXES EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Current Income Tax

	For the Years Ended December 31
	2014	2013	2012
Current tax:
PRC income tax	$908,268	$726,206	$1,140,923

Reconciliation of Income Tax Expense

The Company’s income tax for the year ended December 31, 2014, 2013 and 2012 can be reconciled to the income before income tax expenses in the statement of operations as follows:

	For the Years Ended December 31,
	2014	2013	2012

Income before tax	$4,537,899	$4,200,223	$5,629,680

Expected PRC income tax expense at statutory tax rate of 25%	$1,134,474	$1,050,055	$1,407,420
Expense/(Income) not deductible/taxable	363,417	139,751	331,170
Tax concession	(589,623)	(463,600)	(597,667)
Actual income tax expense	$908,268	$726,206	$1,140,923